Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600
August 8, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Highland Funds II (the “Registrant”) Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File Nos. 33-51308 and 811-7142)
Ladies and Gentlemen:
     Transmitted herewith for filing by means of electronic submission on behalf of Highland Funds II (the “Registrant”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T, is Post-Effective Amendment No. 63 to the Highland Funds II Registration Statement under the Securities Act and Amendment No. 65 to the Highland Funds II Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 63/65”) for Highland Dividend Equity Fund, a new series of the Registrant (the “Fund”), including: (i) the Class A, Class C, Class R and Class Y Shares Prospectus for the Fund; (ii) the Statement of Additional Information for the Fund; and (iii) other information and the signature page. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.
     This Amendment No. 63/65 is being filed to register Class A, Class C, Class R and Class Y shares of the Fund, a new series of the Registrant. As has been designated on the facing sheet, it is intended that this Amendment No. 63/65 become effective 75 days after filing pursuant to paragraph (a)(2) of Rule 485 unde r the Securities Act.
     Please direct any questions regarding the enclosed materials to the undersigned at 617-951-7375.

Sincerely,
/s/ Sarah Clinton
Sarah Clinton